Financial Instruments (Details) - Schedule of Non-Derivative Financial Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	$ 30,327	$ 17,183
Long-term borrowings (including current portion)	2,052,026	2,365,972
Over 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	24,241
Long-term borrowings (including current portion)	$ 7,867,224	$ 9,461,319